Leases - Summary of Future Minimum Rental Payments Under Non concealable Leases (Detail) - MBJA and PACKAL [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 30,287	$ 44,294	$ 50,169
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	9,491	8,692	12,175
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	5,514	4,935	6,122
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	4,267	4,731	3,577
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	3,686	3,506	3,395
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	3,548	3,032	2,723
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 3,780	$ 19,398	$ 22,177